Cash and cash equivalents and financial investments - Cash and cash equivalents (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash and cash equivalents and financial investments
Cash and bank deposits in local currency	R$ 432,604	R$ 211,047
Cash and bank deposits in foreign currency	409,691	194,793
Securities and funds in local currency	1,622,908	1,286,152
Securities and funds in foreign currency	709,922	379,601
Total cash and cash equivalents	R$ 3,175,125	R$ 2,071,593	R$ 5,925,688	R$ 5,621,769